Financial Risk Management - Foreign Currency Exchange Rate Risk Sensitivity Analysis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Percentage of appreciation of the Japanese yen against the U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit before income taxes	¥ (1,097)	¥ (828)